Non-controlling Interests - Additional Information (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of subsidiaries [line items]
Proportion of ownership interest held by group	100.00%	100.00%	100.00%
Share of NCI	$ (8,756)	$ (8,087)
NantPro Biosciences, LLC
Disclosure of subsidiaries [line items]
Proportion of ownership interest held by group	73.00%	73.00%	73.00%